November 29, 2005


Securities and Exchange Commission
100 F. Street NE
Washington, D.C.  20549

Attn:  Filing Desk - Stop 1-4

Re:  Van Kampen Focus Portfolios Insured Income Trust, Series 84

     File No. 333-67066      CIK #1025474

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on November 23, 2005.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.